Issued capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of detailed information of issued capital [Table Text Block]
	Year ended December 31, 2023		Year ended December 31, 2022
	Number of Shares	Cost	Number of Shares	Cost
Balance, beginning of the year	64,006	$411,646	64,727	$415,982
Exercise of warrants (note 13)	-	-	10	124
Exercise of stock options (note 13)	-	-	36	320
Exercise of restricted share units (note 13)	45	649	106	1,308
Share repurchase	-	-	(873)	(6,088)
Balance, end of the year	64,051	$412,295	64,006	$411,646